Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring and Related Costs [Table Text Block]	We recorded charges in the segments as follows:

(dollars in millions)
Pratt & Whitney	133
Collins Aerospace Systems	106
Eliminations and other	6
Total	$245
Restructuring charges incurred in 2019 primarily relate to actions initiated during 2019 and 2018, and were recorded as follows:

(dollars in millions)
Cost of sales	$177
Selling, general & administrative	64
Non-service pension (benefit)	4
Total	$245

Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]	The following table summarizes the accrual balances and utilization by cost type for the 2019 restructuring actions:

(dollars in millions)	Severance	Facility Exit & Other Costs	Total
Net pre-tax restructuring costs	$151	$11	$162
Utilization, foreign exchange and other costs	(104)	—	(104)
Balance at December 31, 2019	$47	$11	$58

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2019	Remaining Costs at December 31, 2019
Pratt & Whitney	133	(133)	—
Collins Aerospace Systems	120	(27)	93
Eliminations and other	2	(2)	—
Total	$255	$(162)	$93

Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]	The following table summarizes the accrual balances and utilization by cost type for the 2018 restructuring actions:

(dollars in millions)	Severance	Facility Exit & Other Costs	Total
Restructuring accruals at January 1, 2019	$60	$22	$82
Net pre-tax restructuring costs	22	1	23
Utilization, foreign exchange and other costs	(76)	(22)	(98)
Balance at December 31, 2019	$6	$1	$7

Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes expected, incurred and remaining costs for the 2018 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2018	Costs Incurred During 2019	Remaining Costs at December 31, 2019
Pratt & Whitney	3	(3)	—	—
Collins Aerospace Systems	111	(87)	(23)	1
Eliminations and other	7	(5)	—	2
Total	$121	$(95)	$(23)	$3